Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 01, 2013	Mar. 31, 2014 Pension Plans, Defined Benefit Age	Mar. 31, 2013 Pension Plans, Defined Benefit	Mar. 31, 2012 Pension Plans, Defined Benefit	Mar. 31, 2014 NTT CDBP	Mar. 31, 2013 NTT CDBP	Mar. 31, 2012 NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans		28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		20 years
Curtailment gain from the change in pension plans		¥ 12,966
Defined benefit plan, accumulated benefit obligation		1,903,157	1,987,894		1,328,536	1,355,816
Net actuarial loss		3,205			5,790
Transition obligation		156
Prior service cost		(1,692)			(7,487)
Weighted-average target allocations, domestic bonds		47.00%			42.90%
Weighted-average target allocations, domestic stocks		13.00%			20.90%
Weighted-average target allocations, foreign bonds		10.00%			10.00%
Weighted-average target allocations, foreign stocks		10.00%			14.40%
Weighted-average target allocations, life insurance company general accounts		20.00%			11.80%
Defined benefit plan, fair value of domestic stocks		2,535	2,701		4,278	4,473
Defined benefit plan, domestic stocks percentage		0.20%	0.20%		0.40%	0.50%
Multi-employer plan, period contributions		126,310	124,405	122,215	43,520	47,113	50,574
Plan amendment	(76,050)				(76,050)
Defined benefit plan, estimated future employer contributions					¥ 16,807